UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-04413

Exact name of registrant as specified in charter:	Delaware Group Equity Funds IV

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	September 30

Date of reporting period:	June 30, 2008

Item 1. Schedule of Investments.

Schedule of Investments (Unaudited)

Delaware Growth Opportunities Fund

June 30, 2008

	Number of
	Shares	Value
Common Stock – 98.04%
Basic Industry/Capital Goods – 13.23%
Albemarle	67,000	$2,673,970
*Allegheny Technologies	24,400	1,446,432
*†First Solar	14,600	3,983,172
Flowserve	50,200	6,862,340
Joy Global	80,400	6,096,732
†Mettler-Toledo International	49,800	4,724,028
*†Quanta Services	217,300	7,229,571
*Roper Industries	109,600	7,220,448
†Terex	85,500	4,392,135
		44,628,828
Business Services – 4.18%
Dun & Bradstreet	48,800	4,276,832
Expeditors International Washington	122,900	5,284,700
†Fiserv	100,400	4,555,148
		14,116,680
Consumer Non-Durables – 11.97%
*†Amazon.com	76,100	5,580,413
*†Dick's Sporting Goods	39,300	697,182
*†Dollar Tree	171,800	5,616,142
*Flowers Foods	252,600	7,158,684
*Guess	248,600	9,310,070
*†J. Crew Group	55,200	1,822,152
*†Ulta Salon Cosmetics & Fragrance	25,500	286,620
*†Urban Outfitters	317,700	9,909,063
		40,380,326
Consumer Services – 9.13%
*Burger King Holdings	186,300	4,990,977
*†Chipotle Mexican Grill Class A	59,400	4,907,628
*Darden Restaurants	96,000	3,066,240
†DISH Network Class A	144,600	4,233,888
*Host Hotels & Resorts	153,170	2,090,771
International Game Technology	140,800	3,517,184
*Marriott International Class A	87,700	2,301,248
*Starwood Hotels & Resorts Worldwide	54,700	2,191,829
*†Wynn Resorts	42,900	3,489,915
		30,789,680
Energy – 13.87%
*†Cameron International	98,000	5,424,300
†Core Laboratories	52,400	7,459,140
*†Geophysique-Veritas ADR	109,700	5,178,937
*†Helix Energy Solutions Group	112,500	4,684,500
*Helmerich & Payne	108,500	7,814,170
*†National Oilwell Varco	118,100	10,477,832
Smith International	69,200	5,753,288
		46,792,167
Financials – 6.96%
*†Affiliated Managers Group	37,500	3,377,250
*†Interactive Brokers Group	156,700	5,034,771
*†IntercontinentalExchange	12,800	1,459,200
Invesco	151,400	3,630,572
*People's United Financial	241,500	3,767,400
SLM	211,400	4,090,590
*T. Rowe Price Group	37,500	2,117,625
		23,477,408

Health Care – 14.27%
†Abraxis BioScience	48,731	3,092,469
†Affymetrix	70,400	724,416
*†APP Pharmaceuticals	311,100	5,201,592
†Applera - Celera Group	274,600	3,119,456
†Barr Pharmaceuticals	117,700	5,305,916
*†Express Scripts	38,900	2,439,808
*†ImClone Systems	86,200	3,487,652
†Medco Health Solutions	136,100	6,423,920
*Perrigo	130,900	4,158,693
*Quest Diagnostics	98,400	4,769,448
*†Regeneron Pharmaceuticals	168,800	2,437,472
*†ResMed	194,800	6,962,152
		48,122,994
Technology – 22.48%
*†Akamai Technologies	140,100	4,874,079
*†American Tower Class A	121,300	5,124,925
*†ANSYS	196,200	9,244,944
*†Atheros Communications	185,900	5,577,000
*†F5 Networks	227,500	6,465,550
*†Juniper Networks	128,100	2,841,258
†Marvell Technology Group	485,300	8,570,398
†MEMC Electronic Materials	84,200	5,181,668
*†Microsemi	258,000	6,496,440
*†Omniture	351,700	6,531,069
Precision Castparts	46,900	4,519,753
*†salesforce.com	77,600	5,294,648
*†Sykes Enterprises	270,600	5,103,516
		75,825,248
Transportation – 1.95%
*Hunt (J.B.) Transport Services	197,200	6,562,816
		6,562,816
Total Common Stock (cost $281,381,845)		330,696,147

	Principal
	Amount
≠Discount Note – 2.94%
Federal Home Loan Bank 2.03% 7/1/08	$9,935,561	9,935,561
Total Discount Note (cost $9,935,561)		9,935,561

Total Value of Securities Before Securities Lending Collateral – 100.98%
(cost $291,317,406)		340,631,708
	Number of
	Shares
Securities Lending Collateral** – 22.75%
Investment Companies
Mellon GSL DBT II Collateral Fund	76,748,630	76,748,630
Total Securities Lending Collateral (cost $76,748,630)		76,748,630

Total Value of Securities – 123.73%
(cost $368,066,036)		417,380,338 ©
Obligation to Return Securities Lending Collateral** – (22.75%)		(76,748,630)
Liabilities Net of Receivables and Other Assets (See Notes) – (0.98%)		(3,308,914)
Net Assets Applicable to 16,399,655 Shares Outstanding – 100.00%		$337,322,794

†Non income producing.
≠The rate shown is the effective yield at the time of purchase.
*Fully or partially on loan.
**See Note 3 in "Notes".
©Includes $76,198,942 of securities loaned.

ADR – American Depositary Receipt

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Delaware Group Equity Funds IV – Delaware Growth Opportunities Fund (Fund).

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Securities lending collateral, which is invested in a collective investment vehicle (Collective Trust), is valued at unit value per share. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

In September 2006, the Financial Accounting Standards Board (FASB) issued FASB Statement No. 157 "Fair Value Measurements" (FAS 157). FAS 157 establishes a framework for measuring fair value in U.S. generally accepted accounting principles, clarifies the definition of fair value within that framework, and expands disclosures about the use of fair value measurements. FAS 157 is intended to increase consistency and comparability among fair value estimates used in financial reporting. FAS 157 is effective for fiscal years beginning after November 15, 2007. Management does not expect the adoption of FAS 157 to have a material impact on the amounts reported in the financial statements.

Federal Income Taxes – The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Effective March 31, 2008, the Fund adopted FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The adoption of FIN 48 did not result in the recording of any tax benefit or expense in the current period.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements – The Fund may invest in a pooled cash account along with members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Fund’s custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings. At June 30, 2008, the Fund held no investments in repurchase agreements.

Use of Estimates – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other – Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Distributions received from investments in Real Estate Investment Trusts (REITs) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distribution by the issuer. The Fund declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually.

2. Investments
At June 30, 2008, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At June 30, 2008, the cost of investments and unrealized appreciation (depreciation) for the Fund was as follows:

Cost of investments	$370,955,305
Aggregate unrealized appreciation	67,411,178
Aggregate unrealized depreciation	(20,986,145)
Net unrealized appreciation	$46,425,033

3. Securities Lending
The Fund, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with the Bank of New York Mellon (BNY Mellon). With respect to each loan, if the aggregate market value of the collateral held on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirement. Cash collateral received is invested in a Collective Trust established by BNY Mellon for the purpose of investment on behalf of clients participating in its securities lending programs. The Collective Trust invests in fixed income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top three tiers by Standard & Poor's Ratings Group (S&P) or Moody’s Investors Service, Inc. (Moody’s) or repurchase agreements collateralized by such securities. The Fund can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund, or at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent and the borrower. The Fund records securities lending income net of allocations to the security lending agent and the borrower.

At June 30, 2008, the value of securities on loan was $76,198,942, for which the Fund received collateral, comprised of non-cash collateral valued at $2,217,589, and cash collateral of $76,748,630. Investments purchased with cash collateral are presented on the schedule of investments under the caption “Securities Lending Collateral.”

4. Credit and Market Risk
The Fund invests a significant portion of its assets in small- and mid- sized companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small- or mid-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources or a dependence on narrow product lines.

The Fund may invest in REITs and is subject to some of the risks associated with that industry. If the Fund holds real estate directly as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. There were no direct real estate holdings during the period ended June 30, 2008. The Fund's REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to Delaware Management Company, a series of Delaware Management Business Trust, the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund's limitation on investments in illiquid assets. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. As of June 30, 2008, there were no Rule 144A securities and no securities have been determined to be illiquid under the Fund’s Liquidity Procedures.

Schedule of Investments (Unaudited)

Delaware Global Real Estate Securities Fund

June 30, 2008

	Number of	Value
	Shares	(U.S. $)
Common Stock – 93.72%Δ
Australia – 8.53%
Goodman Group	10,151	$30,051
GPT Group	14,241	30,289
Stockland	5,067	26,165
Valad Property Group	18,915	12,141
Westfield Group	6,198	96,671
		195,317
Austria – 1.22%
†Conwert Immobilien Invest	1,626	27,957
		27,957
Brazil – 1.50%
†BR Malls Participacoes	3,607	34,209
		34,209
Canada – 2.51%
Boardwalk Real Estate Investment Trust	177	6,619
RioCan Real Estate Investment Trust	2,616	50,925
		57,544
China – 0.72%
Shimao Property Holdings	14,415	16,546
		16,546
France – 5.84%
Fonciere Des Regions	270	33,074
Unibail-Rodamco	435	100,627
		133,701
Greece – 1.26%
Babis Vovos International Construction	875	28,794
		28,794
Hong Kong – 13.30%
China Overseas Land & Investment	18,685	29,523
Hang Lung Group	9,000	39,995
Henderson Land Development	10,000	62,330
Hysan Development	4,200	11,527
Link REIT	11,016	25,092
Midland Holdings	23,400	14,525
New World China Land	14,100	7,306
New World Development	16,000	32,586
Sun Hung Kai Properties	6,000	81,414
		304,298
Italy – 0.70%
Beni Stabili	16,050	15,921
		15,921
Japan – 12.93%
Aeon Mall	1,042	30,819
Japan Prime Realty Investment	4	11,831
Kenedix Realty Investment	2	11,868
Mitsubishi Estate	5,000	114,444
Mitsui Fudosan	4,000	85,527
NTT Urban Development	13	17,021
Tokyu REIT	3	24,387
		295,897
Malaysia – 1.98%
Bandar Raya Developments	18,000	9,310
KLCC Property Holdings	18,450	15,359
Sunway City	25,433	20,548
		45,217
Norway – 0.57%
Norwegian Property	2,822	13,132
		13,132

Singapore – 2.60%
Ascendas Real Estate Investment Trust	14,900	24,201
CapitaMall Trust	6,000	13,185
Suntec Real Estate Investment Trust	22,000	21,989
		59,375
Sweden – 0.50%
Castellum	1,200	11,459
		11,459
United Kingdom – 6.32%
British Land	1,261	17,784
Hammerson	3,435	61,102
Land Securities Group	2,678	65,774
		144,660
United States – 33.24%
Alexandria Real Estate Equities	350	34,068
AMB Property	385	19,396
AvalonBay Communities	200	17,832
Boston Properties	350	31,577
BRE Properties	300	12,984
Brookfield Properties	1,757	31,551
Camden Property Trust	150	6,639
Developers Diversified Realty	400	13,884
Digital Realty Trust	480	19,637
Duke Realty	550	12,348
Entertainment Properties Trust	100	4,944
Equity Residential	550	21,049
Essex Property Trust	100	10,650
Federal Realty Investment Trust	200	13,800
General Growth Properties	1,050	36,781
HCP	700	22,267
Health Care REIT	450	20,025
Highwoods Properties	250	7,855
Home Properties	250	12,015
Host Hotels & Resorts	1,850	25,253
Kimco Realty	1,000	34,519
Kite Realty Group Trust	750	9,375
Liberty Property Trust	400	13,260
Macerich	250	15,533
Mack-Cali Realty	250	8,543
Macquarie Infrastructure	150	3,794
Marriott International Class A	250	6,560
ProLogis	685	37,229
Public Storage	400	32,316
Ramco-Gershenson Properties Trust	450	9,243
Regency Centers	350	20,692
Senior Housing Properties Trust	500	9,765
Simon Property Group	1,100	98,878
SL Green Realty	180	14,890
Ventas	650	27,671
Vornado Realty Trust	500	43,999
		760,822
Total Common Stock (cost $2,585,376)		2,144,849

Right – 0.00%
Norwegian Property	2,291	36
Total Right (cost $0)		36
	Principal
	Amount
≠Discount Note – 6.16%
Federal Home Loan Bank 2.03% 7/1/08	$141,008	141,008
Total Discount Note (cost $141,008)		141,008

Total Value of Securities – 99.88%
(cost $2,726,384)		2,285,893
Receivables and Other Assets Net of Liabilities (See Notes) – 0.12%		2,699
Net Assets Applicable to 358,388 Shares Outstanding – 100.00%		$2,288,592

ΔSecurities have been classified by country of origin. †Non income producing security. ≠The rate shown is the effective yield at the time of purchase. REIT – Real Estate Investment Trust

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Delaware Group Equity Funds IV – Delaware Global Real Estate Securities Fund (Fund).

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

In September 2006, the Financial Accounting Standards Board (FASB) issued FASB Statement No. 157 "Fair Value Measurements" (Statement 157). Statement 157 establishes a framework for measuring fair value in U.S. generally accepted accounting principles, clarifies the definition of fair value within that framework, and expands disclosures about the use of fair value measurements. Statement 157 is intended to increase consistency and comparability among fair value estimates used in financial reporting. Statement 157 is effective for fiscal years beginning after November 15, 2007. Management does not expect the adoption of Statement 157 to have a material impact on the amounts reported in the financial statements.

Federal Income Taxes – The Fund intends to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreement – The Fund may invest in a pooled cash account along with members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S government. The respective collateral is held by the Fund’s custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings. At June 30, 2008, the Fund held no investments in repurchase agreements.

Foreign Currency Transactions – Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments which are due to changes in foreign exchange rates from that which are due to changes in market prices. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, where such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other – Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Distributions received from investments in Real Estate Investment Trusts (REITs) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distribution by the issuer. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually.

2. Investments
At June 30, 2008, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until the fiscal year end. At June 30, 2008, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$2,779,798
Aggregate unrealized appreciation	$4,590
Aggregate unrealized depreciation	(498,495)
Net unrealized depreciation	$(493,905)

3. Credit and Market Risk
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets are held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

The Fund concentrates its investments in the real estate industry and is subject to some of the risks associated with that industry. If the Fund holds real estate directly as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. This Fund is also affected by interest rate changes, particularly if the real estate investment trusts it holds use floating rate debt to finance their ongoing operations. Its investments may also tend to fluctuate more in value than a fund that invests in a broader range of industries.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to Delaware Management Company, a series of Delaware Management Business Trust, the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund's limitation on investments in illiquid assets. Securities eligible for resales pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. As of June 30, 2008, there were no Rule 144A securities and no securities have been determined to be illiquid under the Fund’s Liquidity Procedures.

Schedule of Investments (Unaudited)

Delaware Healthcare Fund

June 30, 2008

	Number of
	Shares	Value
Common Stock – 95.84%☐
Biotechnology – 20.16%
†Abraxis BioScience	1,200	$76,152
†AVANIR Pharmaceuticals Class A	4,500	4,500
†Cardiome Pharma	800	7,040
†Cougar Biotechnology	400	9,532
†Elan ADR	300	10,665
†Genmab	240	9,172
†Immunomedics	7,000	14,910
†Inspire Pharmaceuticals	700	2,996
†InterMune	500	6,560
†Ligand Pharmaceuticals Class B	4,000	10,400
†Medarex	5,750	38,008
†Monogram Biosciences	1,500	1,650
†Omrix Biopharmaceuticals	1,850	29,119
†OSI Pharmaceuticals	4,800	198,335
†Poniard Pharmaceuticals	2,500	10,600
†Progenics Pharmaceuticals	1,500	23,805
†Regeneron Pharmaceuticals	900	12,996
†Savient Pharmaceuticals	200	5,060
†Sucampo Pharmaceuticals Class A	2,500	26,825
†Synta Pharmaceuticals	900	5,490
†Titan Pharmaceuticals	700	966
†Trubion Pharmaceuticals	1,600	7,136
†Vanda Pharmaceuticals	2,000	6,580
†XTL Biopharmaceuticals ADR	2,500	9,600
†ZymoGenetics	1,500	12,630
		540,727
Blue Chip Medical Products – 37.58%
Abbott Laboratories	1,500	79,455
†Amgen	3,200	150,911
AstraZeneca	798	34,049
Bristol-Myers Squibb	1,100	22,583
Chugai Pharmaceutical	4,022	64,366
†Genentech	800	60,720
GlaxoSmithKline ADR	1,100	48,642
Johnson & Johnson	1,700	109,378
Medtronic	1,200	62,100
Merck	1,000	37,690
Novartis ADR	700	38,528
Pfizer	5,000	87,350
Roche Holding	221	39,806
Sanofi-Aventis	754	50,372
Smith & Nephew	4,922	54,316
†St. Jude Medical	600	24,528
Wyeth	900	43,164
		1,007,958
Healthcare Services – 14.14%
Brookdale Senior Living	700	14,252
†Dialysis Corp. of America	2,100	15,267
†Health Net	1,200	28,872
Quest Diagnostics	1,200	58,164
†Sunrise Senior Living	300	6,744
UnitedHealth Group	4,850	127,313
†WellPoint	2,700	128,682
		379,294
Small/Mid-Cap Medical Products – 23.96%
†Accuray	1,800	13,122
†Affymetrix	2,100	21,609
†Applera - Celera Group	2,000	22,720
†Barr Pharmaceuticals	2,250	101,429

Bayer	378	31,746
†Bio-Rad Laboratories Class A	200	16,178
Koninklijke	890	52,367
†Luminex	700	14,385
†Noven Pharmaceuticals	2,600	27,794
†Par Pharmaceutical	2,000	32,460
Perrigo	1,000	31,770
†ResMed	500	17,870
†Sepracor	2,000	39,840
†Sequenom	5,300	84,588
†Sorin	3,300	4,157
Taisho Pharmaceutical	3,000	55,640
†Watson Pharmaceuticals	650	17,661
West Pharmaceutical Services	600	25,968
†Wright Medical Group	1,100	31,251
		642,555
Total Common Stock (cost $2,691,676)		2,570,534

Total Value of Securities – 95.84%
(cost $2,691,676)		2,570,534
Receivables and Other Assets Net of Liabilities (See Notes) – 4.16%		111,606
Net Assets Applicable to 335,768 Shares Outstanding – 100.00%		$2,682,140

†Non income producing security.
☐Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.

ADR – American Depositary Receipt

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Delaware Group Equity Funds IV – Delaware Healthcare Fund (Fund).

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

In September 2006, the Financial Accounting Standards Board (FASB) issued FASB Statement No. 157, “Fair Value Measurements” (Statement 157). Statement 157 establishes a framework for measuring fair value in U.S. generally accepted accounting principles, clarifies the definition of fair value within that framework, and expands disclosures about the use of fair value measurements. Statement 157 is intended to increase consistency and comparability among fair value estimates used in financial reporting. Statement 157 is effective for fiscal years beginning after November 15, 2007. Management does not expect the adoption of Statement 157 to have an impact on the amounts reported in the financial statements.

Federal Income Taxes – The Fund intends to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements – The Fund may invest in a pooled cash account along with other members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Fund’s custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings. At June 30, 2008, the Fund held no investments in repurchase agreements.

Use of Estimates – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other – Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually.

2. Investments
At June 30, 2008, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2008, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$2,698,060
Aggregate unrealized appreciation	$132,704
Aggregate unrealized depreciation	(260,230)
Net unrealized depreciation	$(127,526)

3. Credit and Market Risk
The Fund invests a significant portion of its assets in small companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small-sized companies may be more volatile than investments in larger companies for a number of reasons, which include limited financial resources or a dependence on narrow product lines.

Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid, and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets are held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

The Fund concentrates its investments in the healthcare industry and is subject to some of the risks associated with that industry. The value of the Fund’s shares will be affected by factors particular to the healthcare and related sectors (such as government regulation) and may fluctuate more widely than that of a fund which invests in a broad range of industries.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to Delaware Management Company, a series of Delaware Management Business Trust, the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund's limitation on investments in illiquid assets. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. At June 30, 2008, there were no Rule 144A securities and no securities have been determined to be illiquid under the Fund’s Liquidity Procedures.

Item 2. Controls and Procedures.

     The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

     There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

     File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: